PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Global Income & Growth Fund
up
Principal
Amount † RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 31.9%
Basic Materials : 2.7%
390,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 419,794
0.4
425,000
(1)
Chemours Co., 5.750%,
11/15/2028 398,738
0.3
1,225,000
(1)
FMG Resources August
2006 Pty Ltd., 4.375%,
04/01/2031 1,124,986
0.9
1,020,000
(1)
Hudbay Minerals, Inc.,
6.125%,
04/01/2029 1,030,457
0.8
450,000
(1)
Tronox, Inc., 4.625%,
03/15/2029 410,532
0.3
3,384,507
2.7
Communications : 4.3%
600,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 7.375%,
03/01/2031 611,097
0.5
575,000
(1)
Frontier
Communications
Holdings LLC, 8.750%,
05/15/2030 606,258
0.5
800,000
(1)
Gen Digital, Inc.,
7.125%,
09/30/2030 836,314
0.7
1,000,000
(1)
Millicom International
Cellular SA, 7.375%,
04/02/2032 1,014,400
0.8
850,000
(1)
Nexstar Media, Inc.,
5.625%,
07/15/2027 831,365
0.6
465,000  TEGNA, Inc., 5.000%,
09/15/2029 432,251
0.3
1,200,000
(1)
Virgin Media Secured
Finance PLC, 5.500%,
05/15/2029 1,138,403
0.9
5,470,088
4.3
Consumer, Cyclical : 4.8%
1,250,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,277,531
1.0
400,000  American Axle &
Manufacturing, Inc.,
6.875%,
07/01/2028 402,302
0.3
810,000
(1)
Caesars Entertainment,
Inc., 8.125%,
07/01/2027 827,743
0.7
405,000
(1)
Churchill Downs, Inc.,
6.750%,
05/01/2031 416,692
0.3
460,000  Goodyear Tire &
Rubber Co., 5.250%,
07/15/2031 417,635
0.3
335,000
(1)
Hilton Grand Vacations
Borrower Escrow LLC /
Hilton Grand Vacations
Borrower Esc, 5.000%,
06/01/2029 316,977
0.3
400,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 422,470
0.3
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000
(1)
Royal Caribbean
Cruises Ltd., 6.250%,
03/15/2032 $ 516,672
0.4
495,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 500,900
0.4
320,000
(1)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 309,821
0.3
425,000
(1)
Station Casinos LLC,
6.625%,
03/15/2032 433,797
0.3
215,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 201,214
0.2
6,043,754
4.8
Consumer, Non-cyclical : 2.7%
400,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 398,086
0.3
605,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 624,405
0.5
610,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 643,507
0.5
650,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 656,370
0.5
1,045,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,047,890
0.9
3,370,258
2.7
Energy : 3.3%
475,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 494,117
0.4
475,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 513,203
0.4
600,000
(1)
CNX Resources Corp.,
7.375%,
01/15/2031 627,424
0.5
400,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 427,749
0.3
620,000
(1)
SM Energy Co.,
7.000%,
08/01/2032 635,606
0.5
400,000
(1)
Transocean, Inc.,
8.500%,
05/15/2031 406,211
0.3
500,000  USA Compression
Partners L.P. / USA
Compression Finance
Corp., 6.875%,
09/01/2027 504,900
0.4
550,000
(1)
Weatherford
International Ltd.,
8.625%,
04/30/2030 571,283
0.5
4,180,493
3.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 4.0%
425,000
(1)
Compass Group
Diversified Holdings
LLC, 5.250%,
04/15/2029 $ 412,586
0.3
600,000
(1)
Iron Mountain, Inc.,
7.000%,
02/15/2029 623,611
0.5
815,000
(1)
Nationstar Mortgage
Holdings, Inc., 7.125%,
02/01/2032 844,999
0.7
400,000  Navient Corp., 9.375%,
07/25/2030 434,494
0.3
735,000  OneMain Finance
Corp., 9.000%,
01/15/2029 781,911
0.6
575,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 599,381
0.5
345,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 343,524
0.3
550,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 584,200
0.4
475,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 485,162
0.4
5,109,868
4.0
Industrial : 7.2%
500,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 518,029
0.4
1,130,000
(1)
Bombardier, Inc.,
7.500%,
02/01/2029 1,191,199
1.0
500,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 515,391
0.4
1,125,000
(1)
Cemex SAB de CV,
5.200%,
09/17/2030 1,115,775
0.9
500,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 525,995
0.4
650,000
(1)
Coherent Corp.,
5.000%,
12/15/2029 629,108
0.5
475,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 510,204
0.4
1,125,000
(1)
GFL Environmental,
Inc., 6.750%,
01/15/2031 1,176,557
0.9
500,000
(1)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2027 517,590
0.4
1,155,000
(1)
Trivium Packaging
Finance BV, 8.500%,
08/15/2027 1,156,922
0.9
500,000
(1)
WESCO Distribution,
Inc., 7.250%,
06/15/2028 513,369
0.4
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
750,000
(1)
XPO, Inc., 7.125%,
06/01/2031 $ 784,828
0.6
9,154,967
7.2
Technology : 2.9%
500,000
(1)
Amkor Technology, Inc.,
6.625%,
09/15/2027 503,243
0.4
375,000
(1)
Central Parent LLC
/ CDK Global II LLC
/ CDK Financing
Co., Inc., 8.000%,
06/15/2029 387,482
0.3
420,000
(1)
NCR Corp., 5.125%,
04/15/2029 412,197
0.3
1,350,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 1,230,321
1.0
475,000  Seagate HDD Cayman,
8.500%,
07/15/2031 516,945
0.4
625,000
(1)
UKG, Inc., 6.875%,
02/01/2031 647,033
0.5
3,697,221
2.9
Total Corporate Bonds/
Notes
(Cost $39,570,998)
40,411,156
31.9
CONVERTIBLE BONDS/NOTES : 29.3%
Basic Materials : 1.0%
600,000
(2)
Glencore Funding
LLC, GLEN, (0.200)%,
03/27/2025 600,692
0.5
600,000  Gold Pole Capital
Co. Ltd., 1.000%,
06/25/2029 616,500
0.5
1,217,192
1.0
Communications : 4.5%
1,050,000
(1)
Alibaba Group
Holding Ltd., 0.500%,
06/01/2031 1,092,787
0.9
470,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 519,062
0.4
440,000
(2)
PDD Holdings, Inc.,
4.310%,
12/01/2025 417,340
0.3
1,050,000  Sea Ltd., 2.375%,
12/01/2025 1,149,225
0.9
655,000  Shopify, Inc., 0.125%,
11/01/2025 624,215
0.5
1,055,000
(1)
Trip.com Group Ltd.,
0.750%,
06/15/2029 1,053,764
0.8
800,000
(2)
Uber Technologies, Inc.,
(6.450)%,
12/15/2025 872,000
0.7
5,728,393
4.5
Consumer, Cyclical : 2.9%
22,000  Accor SA, 0.700%,
12/07/2027 1,242,243
1.0
420,000  IMAX Corp., 0.500%,
04/01/2026 419,792
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA . Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
470,000  Live Nation
Entertainment, Inc.,
2.000%,
02/15/2025 $ 492,913
0.4
1,100,000  NCL Corp. Ltd.,
2.500%,
02/15/2027 1,052,012
0.8
500,000
(1)
Wynn Macau Ltd.,
4.500%,
03/07/2029 491,000
0.4
3,697,960
2.9
Consumer, Non-cyclical : 2.2%
350,000  Alnylam
Pharmaceuticals, Inc.,
1.000%,
09/15/2027 400,925
0.3
1,250,000
(1)
Repay Holdings Corp.,
2.875%,
07/15/2029 1,223,125
1.0
10,000  Sarepta Therapeutics,
Inc., 1.250%,
09/15/2027 11,899
0.0
625,000
(2)
Shift4 Payments, Inc.,
(11.710)%,
12/15/2025 734,063
0.6
500,000  Telix Pharmaceuticals
Ltd., 2.375%,
07/30/2029 359,846
0.3
2,729,858
2.2
Energy : 0.4%
400,000  RAG-Stiftung, 1.875%,
11/16/2029 507,483
0.4
Financial : 3.1%
1,000,000  Coinbase Global, Inc.,
0.500%,
06/01/2026 991,750
0.8
580,000  Encore Capital
Group, Inc., 4.000%,
03/15/2029 599,712
0.5
400,000  Fastighets AB Balder,
3.500%,
02/23/2028 578,650
0.4
845,000
(1)
Federal Realty OP L.P.,
3.250%,
01/15/2029 885,983
0.7
835,000
(1)
Welltower OP LLC,
3.125%,
07/15/2029 922,675
0.7
3,978,770
3.1
Industrial : 3.9%
1,100,000  Cellnex Telecom
SA, CLNX, 0.500%,
07/05/2028 1,283,953
1.0
500,000  Fluor Corp., 1.125%,
08/15/2029 631,969
0.5
200,000  Schneider Electric
SE, SUFP, 1.625%,
06/28/2031 221,080
0.2
700,000  Schneider Electric
SE, SUFP, 1.970%,
11/27/2030 961,372
0.8
1,000,000  SPIE SA, 2.000%,
01/17/2028 1,338,216
1.0
350,000  Tetra Tech, Inc.,
2.250%,
08/15/2028 462,350
0.4
4,898,940
3.9
Principal
Amount† RA . Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Technology : 7.8%
700,000  Akamai Technologies,
Inc., 1.125%,
02/15/2029 $ 712,658
0.6
400,000  BE Semiconductor
Industries NV, 1.875%,
04/06/2029 583,407
0.5
600,000  Lenovo Group Ltd.,
2.500%,
08/26/2029 764,100
0.6
190,000  Lumentum Holdings,
Inc., 1.500%,
12/15/2029 205,865
0.2
220,000  MACOM Technology
Solutions Holdings, Inc.,
0.250%,
03/15/2026 307,395
0.2
115,000  MongoDB, Inc., 0.250%,
01/15/2026 168,791
0.1
450,000  ON Semiconductor
Corp., 0.500%,
03/01/2029 465,232
0.4
1,000,000
(1)
Parsons Corp., 2.625%,
03/01/2029 1,188,500
0.9
600,000
(1)
Seagate HDD Cayman,
3.500%,
06/01/2028 803,700
0.6
245,000  Semtech Corp.,
1.625%,
11/01/2027 332,465
0.3
600,000
(2)
STMicroelectronics NV
A, 1.630%,
08/04/2025 591,051
0.5
1,105,000  Tyler Technologies, Inc.,
0.250%,
03/15/2026 1,382,539
1.1
400,000  Xero Investments Ltd.,
1.625%,
06/12/2031 440,300
0.3
1,300,000
(2)
Xero Investments Ltd.,
3.870%,
12/02/2025 1,239,473
1.0
450,000  Zscaler, Inc., 0.125%,
07/01/2025 623,250
0.5
9,808,726
7.8
Utilities : 3.5%
1,100,000  Iberdrola Finanzas
SA, IBE, 0.800%,
12/07/2027 1,290,940
1.0
1,100,000
(1)
NextEra Energy Capital
Holdings, Inc., 3.000%,
03/01/2027 1,387,650
1.1
500,000
(1)
PG&E Corp., 4.250%,
12/01/2027 534,125
0.4
35,000
(2)
Veolia Environnement
SA,
01/01/2025 1,232,854
1.0
4,445,569
3.5
Total Convertible
Bonds/Notes
(Cost $35,807,563)
37,012,891
29.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA . Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES : 1.2%
Financials : 1.2%
1,000,000
(3)
GS Finance Corp.,
dMTN, 1.500%
(Guarantor: The
Goldman Sachs Group,
Inc., Index: iShares
MSCI India ETF),
08/23/2027 $ 1,115,600
0.9
320,000
(3)
GS Finance Corp.,
MtND, 4.000%
(Guarantor: The
Goldman Sachs Group,
Inc., Index Stock: Palo
Alto Networks, Inc.),
09/28/2026 422,976
0.3
1,538,576
1.2
Total Equity-Linked
Notes
(Cost $1,509,286)
1,538,576
1.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 34.5%
Communication Services : 2.3%
4,660
Alphabet, Inc. - Class A
761,351
0.6
14,955  Deutsche Telekom AG,
Reg
425,515
0.3
1,460  Meta Platforms, Inc. -
Class A
761,112
0.6
285
(4)
Netflix, Inc.
199,885
0.2
6,665  Tencent Holdings Ltd.,
ADR
323,319
0.3
10,555  Verizon
Communications, Inc.
440,988
0.3
2,912,170
2.3
Consumer Discretionary : 3.2%
1,715
adidas AG
440,006
0.3
5,570
(4)
Amazon.com, Inc.
994,245
0.8
9,515
Aristocrat Leisure Ltd.
351,213
0.3
4,240
(4)
Birkenstock Holding
PLC
211,576
0.2
10,400
Compass Group PLC
328,695
0.3
3,590
Dollarama, Inc.
363,622
0.3
595
McDonald's Corp.
171,753
0.1
280
(4)
MercadoLibre, Inc.
577,265
0.4
3,590
Sony Group Corp., ADR
350,240
0.3
1,440
(4)
Tesla, Inc.
308,318
0.2
4,096,933
3.2
Consumer Staples : 1.4%
5,195  Alimentation Couche-
Tard, Inc.
296,554
0.2
15,020  Associated British
Foods PLC
492,727
0.4
12,915
Walmart, Inc.
997,426
0.8
1,786,707
1.4
Energy : 1.0%
12,170
Shell PLC, ADR
872,102
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
14,345
TechnipFMC PLC
$ 385,020
0.3
1,257,122
1.0
Financials : 3.7%
4,330
Allstate Corp.
818,110
0.6
12,660
Bank of America Corp.
515,895
0.4
27,135
Barclays PLC, ADR
330,233
0.3
3,765  Canadian Imperial Bank
of Commerce
220,036
0.2
1,855  Capital One Financial
Corp.
272,555
0.2
7,125
Citigroup, Inc.
446,310
0.3
1,460
JPMorgan Chase & Co.
328,208
0.3
885
KKR & Co., Inc.
109,537
0.1
865
Moody's Corp.
421,895
0.3
1,810
Royal Bank of Canada
218,895
0.2
3,855  Tradeweb Markets, Inc.
- Class A
455,815
0.4
13,625
UniCredit SpA
566,325
0.4
4,703,814
3.7
Health Care : 5.9%
1,080
AbbVie, Inc.
212,015
0.2
810
(4)
Argenx SE, ADR
419,029
0.3
11,250
AstraZeneca PLC, ADR
985,725
0.8
5,455
(4)
Boston Scientific Corp.
446,165
0.3
4,535  Chugai Pharmaceutical
Co. Ltd.
228,938
0.2
11,105
Daiichi Sankyo Co. Ltd.
466,162
0.4
1,030
Eli Lilly & Co.
988,821
0.8
570
(4)
Intuitive Surgical, Inc.
280,799
0.2
4,075
Novartis AG, Reg
492,334
0.4
2,515
Novo Nordisk A/S, ADR
349,987
0.3
3,765  Otsuka Holdings Co.
Ltd.
221,964
0.2
630
(4)
Regeneron
Pharmaceuticals, Inc.
746,355
0.6
10,655  Roche Holding AG,
ADR
451,026
0.4
1,145  UnitedHealth Group,
Inc.
675,779
0.5
900
(4)
Vertex Pharmaceuticals,
Inc.
446,301
0.3
7,411,400
5.9
Industrials : 4.4%
5,715
3M Co.
769,753
0.6
52,435
BAE Systems PLC
942,771
0.7
7,310
(4)
Bombardier, Inc. - Class
B
502,069
0.4
715
Eaton Corp. PLC
219,455
0.2
5,650
Experian PLC
274,524
0.2
3,455
General Electric Co.
603,312
0.5
15,600
Hitachi Ltd.
384,853
0.3
9,985
RELX PLC - GBP
466,102
0.4
94,165
(4)
Rolls-Royce Holdings
PLC
617,384
0.5
103,430  Singapore Technologies
Engineering Ltd.
352,672
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,610  Wolters Kluwer NV,
ADR
$ 442,760
0.3
5,575,655
4.4
Information Technology : 9.8%
825
(4)
Adobe, Inc.
473,888
0.4
8,785
Advantest Corp.
404,457
0.3
4,960  Amphenol Corp. - Class
A
334,552
0.3
9,940
Apple, Inc.
2,276,260
1.8
2,700
Broadcom, Inc.
439,614
0.4
12,305
Canon, Inc.
422,607
0.3
185  Constellation Software,
Inc.
604,109
0.5
19,750  Infosys Ltd. - Foreign,
ADR
459,780
0.4
1,694
Marvell Technology, Inc.
129,151
0.1
895  Mastercard, Inc. - Class
A
432,589
0.4
4,285
Microsoft Corp.
1,787,445
1.4
15,880
NVIDIA Corp.
1,895,596
1.5
21,150
Quanta Computer, Inc.
177,680
0.1
7,200  Samsung Electronics
Co. Ltd.
399,876
0.3
4,250
SAP SE
932,634
0.7
330
(4)
ServiceNow, Inc.
282,150
0.2
1,530  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
262,701
0.2
1,270
Texas Instruments, Inc.
272,212
0.2
4,265
WiseTech Global Ltd.
343,671
0.3
12,330,972
9.8
Materials : 1.7%
5,500  Agnico Eagle Mines
Limited/Mines Agnico
Eagle Limitee
448,085
0.3
6,680
CRH PLC IE
596,317
0.5
1,340
Ecolab, Inc.
339,261
0.2
12,300
International Paper Co.
595,566
0.5
460
Linde PLC DE
219,328
0.2
2,198,557
1.7
Real Estate : 1.1%
17,925
Goodman Group
404,386
0.3
39,385
Segro PLC
453,441
0.4
9,105
Vonovia SE
314,716
0.2
6,520
Vornado Realty Trust
224,092
0.2
1,396,635
1.1
Total Common Stock
(Cost $40,009,940)
43,669,965
34.5
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.7%
Preferred Stock : 0.7%
12,500  Apollo Global
Management, Inc.
$ 802,250
0.7
Total Preferred Stock
(Cost $790,394)
802,250
0.7
Total Long-Term
Investments
(Cost $117,688,181)
123,434,838
97.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.0%
Mutual Funds : 2.0%
2,551,709
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $2,551,709) $ 2,551,709 2.0
Total Short-Term
Investments
(Cost $2,551,709)
2,551,709
2.0
Total Investments in
Securities
(Cost $120,239,890) $ 125,986,547 99.6
Assets in Excess of
Other Liabilities 489,833 0.4
Net Assets $ 126,476,380 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2024.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Non-income producing security.
(5)
Rate shown is the 7-day yield as of August 31, 2024.
Currency Abbreviations:
AUD Australian Dollar
EUR EU Euro

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Global Income & Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 2,486,655 $ 425,515 $ — $ 2,912,170
Consumer Discretionary 2,977,019 1,119,914 — 4,096,933
Consumer Staples 1,293,980 492,727 — 1,786,707
Energy 1,257,122 — — 1,257,122
Financials 4,137,489 566,325 — 4,703,814
Health Care 6,002,002 1,409,398 — 7,411,400
Industrials 2,537,349 3,038,306 — 5,575,655
Information Technology 9,650,047 2,680,925 — 12,330,972
Materials 1,382,912 815,645 — 2,198,557
Real Estate 224,092 1,172,543 — 1,396,635
Total Common Stock 31,948,667 11,721,298 — 43,669,965
Convertible Bonds/Notes — 37,012,891 — 37,012,891
Corporate Bonds/Notes — 40,411,156 — 40,411,156
Equity-Linked Notes — — 1,538,576 1,538,576
Preferred Stock — 802,250 — 802,250
Short-Term Investments 2,551,709 — — 2,551,709
Total Investments, at fair value $ 34,500,376 $ 89,947,595 $ 1,538,576 $ 125,986,547
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2024
:
Equity-Linked
Notes
*
Beginning balance at May 31, 2024 $ 1,644,212
Purchases 1,713,930
Sales (1,843,238)
Accrued discounts/(premiums) —
Total realized gain (loss) (5,617)
Net change in unrealized appreciation (depreciation)
**
29,289
Transfers into Level 3 —
Transfers out of Level 3 —
Ending balance at August 31, 2024
$ 1,538,576
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of August 31, 2024
**
$ 29,289
* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level
3 securities still held at August 31, 2024 may be due to securities no longer held or categorized as Level 3 at period end.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)

Voya Global Income & Growth Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,281,401
Gross Unrealized Depreciation (534,744)
Net Unrealized Appreciation $ 5,746,657